Oakhurst Short Duration Bond Fund
Schedule of Investments
May 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 21.4%	Par	Value
United States Treasury Note/Bond
4.63%, 06/30/2026 (a)	272,000	$273,360
4.50%, 07/15/2026 (a)	475,000	476,985
3.75%, 08/31/2026 (a)	330,000	328,646
4.13%, 10/31/2026 (a)	150,000	150,167
4.25%, 11/30/2026 (a)	395,000	396,312
3.75%, 08/15/2027 (a)	614,000	611,925
3.38%, 09/15/2027 (a)	465,000	459,760
3.75%, 05/15/2028 (a)	175,000	174,378
TOTAL U.S. TREASURY SECURITIES (Cost $2,874,034)		2,871,533

EXCHANGE TRADED FUNDS - 20.3%	Shares	Value
F/m 2-Year Investment Grade Corporate Bond ETF	24,500	1,241,293
F/m 3-Year Investment Grade Corporate Bond ETF	24,423	1,241,914
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	4,800	240,624
TOTAL EXCHANGE TRADED FUNDS (Cost $2,716,841)		2,723,831

CORPORATE BONDS - 20.3%	Par	Value
Communications - 1.2%
AT&T, Inc., 6.55%, 01/15/2028 (a)	150,000	157,395

Consumer Discretionary - 1.1%
AutoNation, Inc., 3.80%, 11/15/2027 (a)	151,000	147,398

Financials - 10.6%
Air Lease Corp., 3.63%, 12/01/2027 (a)	150,000	147,073
Ally Financial, Inc., 2.20%, 11/02/2028 (a)	215,000	196,198
American Tower Corp., 5.50%, 03/15/2028 (a)	146,000	149,246
Athene Holding Ltd., 4.13%, 01/12/2028 (a)	150,000	147,434
Aviation Capital Group LLC, 6.25%, 04/15/2028 (a)(b)	185,000	191,305
Bank of America Corp., 6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (a)	138,000	142,865
Citigroup, Inc., 4.13%, 07/25/2028 (a)	149,000	146,762
Goldman Sachs Group, Inc., 3.85%, 01/26/2027 (a)	151,000	149,687
JPMorgan Chase & Co., 4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (a)	149,000	148,680
		1,419,250

Health Care - 3.1%
Amgen, Inc., 5.15%, 03/02/2028 (a)	144,000	146,625
CVS Pass-Through Trust, 6.04%, 12/10/2028 (a)	127,539	128,949
Elevance Health, Inc., 4.10%, 03/01/2028 (a)	140,000	138,756
		414,330

Industrials - 1.4%
Ryder System, Inc., 6.30%, 12/01/2028 (a)	185,000	194,071

Technology - 2.2%
Broadcom, Inc., 4.80%, 04/15/2028 (a)	140,000	141,562
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027 (a)	148,000	147,787
		289,349

Utilities - 0.7%
Dominion Energy, Inc., 4.60%, 05/15/2028 (a)	100,000	100,222
TOTAL CORPORATE BONDS (Cost $2,705,868)		2,722,015

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.7%	Par	Value
Federal Home Loan Mortgage Corp.
Series 3664, Class DA, 4.00%, 11/15/2037 (a)	185,069	183,561
Series 4312, Class GA, 2.50%, 12/15/2041 (a)	28,283	27,622
Series 4768, Class E, 3.50%, 09/15/2042 (a)	18,663	18,624
Series 4938, Class BL, 2.25%, 07/25/2049 (a)	364,277	316,287
Series 4960, Class PD, 2.00%, 10/25/2049 (a)	201,831	167,789
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029 (a)	64,791	65,970
Series 2012-41, Class BA, 2.50%, 04/25/2027 (a)	87,110	85,529
Series 2013-82, Class BP, 2.75%, 12/25/2042 (a)	256,241	242,338
Series 2014-21, Class MA, 2.00%, 09/25/2041 (a)	144,124	138,564
Series 2016-72, Class AP, 3.00%, 07/25/2044 (a)	63,158	61,334
Government National Mortgage Association
Series 2018-131, Class PG, 3.00%, 09/20/2048 (a)	79,222	71,748
Series 2019-24, Class PE, 3.25%, 02/20/2049 (a)	170,453	158,054
Series 2019-65, Class EB, 3.00%, 05/20/2049 (a)	134,885	117,959
GSR Mortgage Loan Trust, Series 2003-13, Class 1A1, 6.31%, 10/25/2033 (a)(c)	67,236	67,327
Impac CMB Trust, Series 2005-4, Class 2A1, 5.04% (1 mo. Term SOFR + 0.41%), 05/25/2035 (a)	102,499	98,028
Mastr Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 6.83%, 04/21/2034 (a)(c)	68,490	67,479
Mastr Seasoned Securities Trust, Series 2005-1, Class 1A1, 5.89%, 09/25/2032 (a)(c)	270,582	274,098
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A3, 5.33%, 09/25/2034 (a)(c)	11,110	10,869
WaMu Mortgage Pass Through Certificates, Series 2002-AR2, Class A, 4.18% (Ent 11th COFI Repl + 1.25%), 02/27/2034 (a)	10,833	10,429
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A6, 7.30%, 07/25/2034 (a)(c)	181,935	185,967
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,547,686)		2,369,576

MORTGAGE-BACKED SECURITIES - 11.4%	Par	Value
Federal Home Loan Mortgage Corp.
Pool J12630, 4.00%, 07/01/2025 (a)	1,029	1,027
Pool SB1117, 6.00%, 04/01/2039 (a)	224,260	230,475
Pool SB1215, 6.00%, 07/01/2039 (a)	785,955	805,000
Federal National Mortgage Association
Pool AL0300, 4.50%, 06/01/2026 (a)	13,556	13,543
Pool AL4309, 4.00%, 10/01/2028 (a)	54,874	54,514
Pool FS8581, 6.00%, 07/01/2039 (a)	209,327	214,349
Pool MA5202, 6.00%, 11/01/2038 (a)	212,071	217,348
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,530,865)		1,536,256

ASSET-BACKED SECURITIES - 8.8%	Par	Value
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2, 5.64% (1 mo. Term SOFR + 1.31%), 10/25/2034 (a)	39,065	38,671
ACE Securities Corp., Series 2003-NC1, Class A2A, 5.28% (1 mo. Term SOFR + 0.95%), 07/25/2033 (a)	234,621	219,036
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 3.49% (1 mo. Term SOFR + 0.89%), 10/25/2034 (a)	209,847	200,796
Carvana Auto Receivables Trust
Series 2021-N1, Class B, 1.09%, 01/10/2028 (a)	114,430	111,518
Series 2021-P2, Class A4, 0.80%, 01/10/2027 (a)	102,684	101,727
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 5.64% (1 mo. Term SOFR + 1.31%), 11/25/2034 (a)	152,019	150,584
OneMain Holdings, Inc., Series 2006-1, Class A5, 5.75%, 12/25/2035 (a)(b)(c)	891	976
Soundview Home Equity Loan Trust, Series 2003-2, Class A2, 5.74% (1 mo. Term SOFR + 1.41%), 11/25/2033 (a)	56,533	61,104
Verizon Master Trust, Series 2024-6, Class A1A, 4.17%, 08/20/2030 (a)	150,000	149,223
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027 (a)	151,460	149,973
TOTAL ASSET-BACKED SECURITIES (Cost $1,196,708)		1,183,608

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
Invesco Treasury Portfolio - Class Institutional, 4.23% (d)	10,136	10,136
TOTAL SHORT-TERM INVESTMENTS (Cost $10,136)		10,136

TOTAL INVESTMENTS - 100.0% (Cost $13,582,138)		13,416,955
Other Assets in Excess of Liabilities - 0.0% (e)		5,295
TOTAL NET ASSETS - 100.0%		$13,422,250
two		–%
Percentages are stated as a percent of net assets.		–%

Ent 11th COFI Repl - Enterprise 11th District COFI Replacement Index
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $192,281 or 1.4% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Oakhurst Short Duration Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$2,871,533	$–	$2,871,533
Exchange Traded Funds	2,723,831	–	–	2,723,831
Corporate Bonds	–	2,722,015	–	2,722,015
Collateralized Mortgage Obligations	–	2,369,576	–	2,369,576
Mortgage-Backed Securities	–	1,536,256	–	1,536,256
Asset-Backed Securities	–	1,183,608	–	1,183,608
Money Market Funds	10,136	–	–	10,136
Total Investments	$2,733,967	$10,682,988	$–	$13,416,955

Refer to the Schedule of Investments for further disaggregation of investment categories.